Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Summary of weighted-average outstanding shares
The following weighted-average outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been anti-dilutive:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Options to purchase common stock	271,280	267,034	271,280	267,034
Restricted stock units	255,000	—	170,000	—
Convertible preferred stock	2,787,642	2,787,642	2,787,642	2,787,642

Total	3,313,922	3,054,676	3,228,922	3,054,676

The following weighted-average outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been anti-dilutive:

	2021	2020
Options to purchase common stock	287,382	141,851
Convertible preferred stock	2,787,642	2,787,642

Total	3,075,024	2,929,493